Schedule of foreign currency exchange rate translation (Details)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
SGD: US$1 exchange rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
As of period end exchange rate	1.2928	1.2845	1.2757
Period ended - average exchange rate	1.2798	1.3117	1.3183
MYR: US$1 exchange rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
As of period end exchange rate	4.0711	4.0475	4.2285
Period ended - average exchange rate	3.9727	4.3010	4.3448
VND: US$1 exchange rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
As of period end exchange rate	26,289.85	26,264.92	26,094.94
Period ended - average exchange rate	26,213.67	25,859.84	25,713.48
INR: US$1 exchange rate [Memmber]
Intra-Entity Foreign Currency Balance [Line Items]
As of period end exchange rate	94.6333	89.8021	85.5081
Period ended - average exchange rate	93.5678	86.6214	85.9449
THB: US$1 exchange rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
As of period end exchange rate	33.2604	31.4759	32.5549
Period ended - average exchange rate	32.3191	33.0852	33.3925
AUD: US$1 exchange rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
As of period end exchange rate	1.4521	1.4941	1.5309
Period ended - average exchange rate	1.4245	1.5624	1.5754
RMB: US$1 exchange rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
As of period end exchange rate	6.7961	7.0002	7.1714
Period ended - average exchange rate	6.8549	7.1965	7.2277